Form N-1A Cover	Oct. 23, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VENERABLE VARIABLE INSURANCE TRUST
Entity Central Index Key	0001995745
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 23, 2025
Prospectus Date	Apr. 29, 2025